BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF BANK BORROWINGS

Bank borrowings consisted of the following:

	Term of repayments	Annual interest rate	As of December 31,
			2024	2023
			$’000	$’000

Term loans	2 to 10 years	2.00%-3.75%	3,019	2,139
Trust receipts	Within 12 months	1.65%-7.25%	16,172	13,953
Revolving loan	Within 12 months	2.50%	664	685

			19,855	16,777

Representing
Within 12 months			17,968	15,786
Over 1 year			1,887	991

			19,855	16,777